BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATION

NOTE 7: BUSINESS COMBINATION

Cortex Acquisition

On October 13, 2021, Gix Media acquired 70% (on a fully diluted basis) of the shares of Cortex (“Cortex Transaction”), a private company operating in the field of online media and advertising. In consideration for Cortex Transaction, Gix Media paid NIS 35 million in cash (approximately $11 million), out of which an amount of $0.5 million was deposited in trust for a period of 12 months from the closing date (the “Purchase Price”)

The Cortex Transaction also included the following main terms:

●	Gix Media will acquire 30% of Cortex’s shares in three equal stages, at the beginning of 2023, at the beginning of 2024 and at the beginning of 2025 (the “Remaining Balance Shares”), so that following the completion of the acquisition of all of the Remaining Balance Shares, Gix Media will hold 100% of Cortex’s share capital on a fully diluted basis. The acquisition price of the Remaining Balance Shares is to be equal to their fair value of these shares at the time of each future acquisition. The fair value is to be determined using the earning multiplier approach, in an identical manner as used to determine the purchase price of the shares representing the 70% in Cortex acquired on October 13, 2021 and based on earnings of Cortex as reflected in its most recent financial statements at the time of each such future acquisition.

●	The obligation (and right) to acquire the Remaining Balance Shares will expire in the event of an initial public offering of Cortex’s shares or in the event of a 50% or more decrease in Cortex’s annual net income, for a period of 12 consecutive months, compared to the net income during the period of 12 months ended July 31, 2021. As of the date of filling of these financial statements, this right and obligation has not expired.

●	If Gix Media does not fulfill its obligation to acquire the Remaining Balance Shares, within 90 days from the designated acquisition date as stated above, the selling shareholders of Cortex (the original shareholders of Cortex) will be released from their obligation not to sell or transfer their holdings in Cortex to a third party, in relation to the same stage of the balance of the shares not acquired as aforesaid. If Gix Media does not fulfill its obligation to acquire the Remaining Balance Shares in a certain stage, its right to acquire the Remaining Balance Shares in the subsequent stage, will be conditioned upon the acquisition of the Remaining Balance Shares not purchased by it in the previous stage as well, provided that the Remaining Balance Shares were not transferred or pledged by the selling shareholders of Cortex to a third party.

The Cortex Transaction was financed by Gix Media’s existing cash balances and substantially by debt through a bank financing in the aggregate amount of $9.5 million, that consists of a line of credit of up to $3.5 million and a long-term loan of $6 million (see note 10).

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 7: BUSINESS COMBINATION (Cont.)

Cortex Acquisition (Cont.)

Fair Value of Cortex’s Identifiable Assets and Liabilities:

Cash and cash equivalents	775
Restricted deposits	29
Trade receivables	10,662
Other accounts receivables	346
Property and equipment	10
Goodwill arising from the acquisition	9,581
Technology	4,640
Customer relations	1,673
Total assets	27,716

Accounts payables	8,906
Short-term loan	1,500
Accrued expenses and other current liabilities	854
Deferred taxes and taxes payable	758
Total liabilities	12,018

Non-Controlling Interests	4,709

Total acquisition cost	10,989

The Purchase Price has been allocated between tangible and intangible assets acquired and liabilities assumed based on estimated fair values, with the residual of the Purchase Price recorded as goodwill. The intangible assets identified in the Cortex Transaction were technology and customer relations.

The estimation of the fair value of these intangible assets was determined using the income approach, which is based on the present value of the future cash flows attributable to each identifiable intangible asset. The fair value of the obligation and right to acquire the Remaining Balance Shares was estimated at a de minimis value, as the contractual terms for determining the Purchase Price for each such future acquisition provide that the Purchase Price be determined at an amount equal to the shares’ fair value at each future acquisition date. The fair value of the non-controlling interests is derived from the valuation of 100% of the shares of Cortex less the consideration paid upon acquiring 70% of Cortex’s shares.

Trade receivables, other accounts receivables, accounts payables, short-term loan and accrued expenses and other current liabilities were estimated to have fair values that approximate their carrying values due to the short-term maturities of these instruments.

The estimated useful lives for the acquired technology and customer relations associated with the Cortex Transaction are 6 and 7 years, respectively. The goodwill will not be deductible for income tax purposes.

Gix Media recorded acquisition costs in the amount of $197 with respect to Cortex Transaction, in the Company’s combined consolidated statements of operations as business acquisition and related costs.

Net Cash Flow from the Cortex Transaction:

Consideration paid in cash	10,989
Less cash and cash equivalents and restricted deposits received from acquisition of Cortex	(804)
Total net cash paid	10,185

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)